Intangible Assets	12 Months Ended
Dec. 31, 2013
Intangible Assets [Abstract]
Intangible Assets

Note 10: Intangible Assets

The gross carrying value of intangible assets and accumulated amortization was:

	December 31, 2013			December 31, 2012
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
(in millions)	value	amortization	value	value	amortization	value
Amortized intangible assets (1):
MSRs (2)	$2,639	(1,410)	1,229	2,317	(1,157)	1,160
Core deposit intangibles	12,834	(8,160)	4,674	12,836	(6,921)	5,915
Customer relationship and other intangibles	3,145	(2,061)	1,084	3,147	(1,795)	1,352
Total amortized intangible assets	$18,618	(11,631)	6,987	18,300	(9,873)	8,427
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$15,580			11,538
Goodwill	25,637			25,637
Trademark	14			14

  Excludes fully amortized intangible assets.
  See Note 9 for additional information on MSRs.

The following table provides the current year and estimated future amortization expense for amortized intangible assets. We based our projections of amortization expense shown below on existing asset balances at December 31, 2013. Future amortization expense may vary from these projections.

			Customer
		Core	relationship
	Amortized	deposit	and other
(in millions)	MSRs	intangibles	intangibles	Total
Year ended December 31, 2013 (actual)	$254	1,241	267	1,762
Estimate for year ended December 31,
2014	$247	1,113	251	1,611
2015	215	1,022	227	1,464
2016	177	919	212	1,308
2017	134	851	195	1,180
2018	100	769	184	1,053

For our goodwill impairment analysis, we allocate all of the goodwill to the individual operating segments. We identify reporting units that are one level below an operating segment (referred to as a component), and distinguish these reporting units based on how the segments and components are managed, taking into consideration the economic characteristics, nature of the products and customers of the components. At the time we acquire a business, we allocate goodwill to applicable reporting units based on their relative fair value, and if we have a significant business reorganization, we may reallocate the goodwill. See Note 24 for further information on management reporting.

The following table shows the allocation of goodwill to our reportable operating segments for purposes of goodwill impairment testing.

			Wealth,
	Community	Wholesale	Brokerage and	Consolidated
(in millions)	Banking	Banking	Retirement	Company
December 31, 2011	$17,924	6,820	371	25,115
Goodwill from business combinations	(2)	524	-	522
December 31, 2012	$17,922	7,344	371	25,637
December 31, 2013	$17,922	7,344	371	25,637